Equity (Tables)	12 Months Ended
Aug. 31, 2019
Equity
Schedule of summary of warrant

Following is a summary of warrant activity during 2018:

Options Outstanding	Options	Weighted average exercise price	Weighted average remaining contractual life (in years)

Balance, August 31, 2017	125,000	$0.001	2.30
Granted	-	-	-
Exercised	-	-	-
Cancelled	(125,000)	0.001	-
Balance, August 31, 2018	-	$-	-